RESIDENTIAL HOMES (Details) (USD $)	Mar. 31, 2014 Number	Dec. 31, 2013 Numbers	Dec. 31, 2012 Numbers
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes	177	159	5
Real Estate Investment Property, at Cost	$ 14,162,978	$ 12,578,635	$ 343,410
Total Investment	14,162,978	12,578,635	343,410
Accumulated Depreciation	(175,700)	(76,200)	(1,400)
Investment In Real Estate Net	13,987,278	12,502,435	342,010
Georgia [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes		4	5
Total Investment		263,428	343,410
Accumulated Depreciation		(16,800)	(1,400)
Investment In Real Estate Net		246,628	342,010
Texas [Member]
RESIDENTIAL HOMES, NET [Line Items]
Number of Homes	18	150
Total Investment	1,584,343	11,971,797
Accumulated Depreciation		(58,000)
Investment In Real Estate Net		11,913,797
Land [Member]
RESIDENTIAL HOMES, NET [Line Items]
Real Estate Investment Property, at Cost	2,833,509	2,514,009	67,019
Land [Member] | Georgia [Member]
RESIDENTIAL HOMES, NET [Line Items]
Real Estate Investment Property, at Cost		52,631	67,019
Land [Member] | Texas [Member]
RESIDENTIAL HOMES, NET [Line Items]
Real Estate Investment Property, at Cost	319,500	2,394,359
Residential Homes [Member]
RESIDENTIAL HOMES, NET [Line Items]
Real Estate Investment Property, at Cost	11,329,469	10,064,626	276,391
Residential Homes [Member] | Georgia [Member]
RESIDENTIAL HOMES, NET [Line Items]
Real Estate Investment Property, at Cost		210,797	276,391
Residential Homes [Member] | Texas [Member]
RESIDENTIAL HOMES, NET [Line Items]
Real Estate Investment Property, at Cost	$ 1,264,843	$ 9,577,438